UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02968-99
Name of Registrant: Vanguard Trustees Equity Fund
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: October 31
Date of reporting period: July 30, 2018
Item 1: Schedule of Investments

Vanguard Alternative Strategies Fund

Consolidated Schedule of Investments (unaudited)
As of July 31, 2018

			Market
			Value•
		Shares	($000)
Common Stocks—Long Positions (65.6%)
Consumer Discretionary (5.9%)
*	Rent-A-Center Inc.	264,000	3,918
*	Pinnacle Entertainment Inc.	109,000	3,623
	APN Outdoor Group Ltd.	650,000	3,046
	Tribune Media Co. Class A	63,000	2,133
	Capella Education Co.	5,114	532
*,† Madison Square Garden Co. Class A		1,055	329
†	Vail Resorts Inc.	1,172	324
	Walt Disney Co.	2,807	319
	Garmin Ltd.	4,966	310
	Service Corp. International	7,821	308
*	Bright Horizons Family Solutions Inc.	2,844	304
†	Home Depot Inc.	1,506	297
	Cable One Inc.	404	292
	Park Hotels & Resorts Inc.	9,266	290
	Aramark	7,154	288
	Hilton Worldwide Holdings Inc.	3,650	287
	Choice Hotels International Inc.	3,645	283
	Yum! Brands Inc.	3,417	271
†	McDonald's Corp.	1,712	270
	Graham Holdings Co. Class B	466	260
	Carnival Corp.	4,391	260
	Marriott International Inc. Class A	2,022	258
	Starbucks Corp.	4,000	210
*	Mohawk Industries Inc.	1,107	208
	John Wiley & Sons Inc. Class A	3,260	206
	Comcast Corp. Class A	4,948	177
	Leggett & Platt Inc.	3,596	157
			19,160
Consumer Staples (3.6%)
	Pinnacle Foods Inc.	60,000	3,985
*	SUPERVALU Inc.	60,000	1,939
	Coca-Cola Co.	6,892	321
†	Church & Dwight Co. Inc.	5,659	316
	Kimberly-Clark Corp.	2,774	316
	PepsiCo Inc.	2,718	313
	Lamb Weston Holdings Inc.	4,438	312
	McCormick & Co. Inc.	2,642	311
	Procter & Gamble Co.	3,809	308
	Clorox Co.	2,277	308
†	Sysco Corp.	4,520	304
	Mondelez International Inc. Class A	6,879	299
	Archer-Daniels-Midland Co.	6,161	297
	Hershey Co.	2,875	282
	Colgate-Palmolive Co.	4,211	282
*,† US Foods Holding Corp.		8,082	273
	Estee Lauder Cos. Inc. Class A	2,010	271
	Kraft Heinz Co.	4,232	255
	Constellation Brands Inc. Class A	1,184	249

Conagra Brands Inc.	6,321	232
Altria Group Inc.	3,758	221
Ingredion Inc.	2,169	220
Walgreens Boots Alliance Inc.	1,612	109
		11,723
Energy (3.3%)
Andeavor	28,000	4,202
* Energy XXI Gulf Coast Inc.	446,000	3,992
* Sino Gas & Energy Holdings Ltd.	5,000,000	892
† Phillips 66	2,685	331
Occidental Petroleum Corp.	3,619	304
Exxon Mobil Corp.	3,591	293
Valero Energy Corp.	2,472	292
Chevron Corp.	2,303	291
Kinder Morgan Inc.	9,638	171
		10,768
Financials (11.8%)
AmTrust Financial Services Inc.	277,000	4,011
XL Group Ltd.	71,000	3,992
* PHH Corp.	343,000	3,728
NEX Group plc	250,000	3,312
State Bank Financial Corp.	96,666	3,040
MB Financial Inc.	61,975	3,003
First Connecticut Bancorp Inc.	79,858	2,484
Stewart Information Services Corp.	48,000	2,181
Charter Financial Corp.	64,804	1,464
Farmers Capital Bank Corp.	20,000	1,126
* FCB Financial Holdings Inc. Class A	20,000	1,020
* Genworth Financial Inc. Class A	75,000	345
† Starwood Property Trust Inc.	14,046	321
Brown & Brown Inc.	10,850	318
† S&P Global Inc.	1,558	312
White Mountains Insurance Group Ltd.	339	310
Nasdaq Inc.	3,328	304
* Markel Corp.	258	302
Aon plc	2,058	295
Marsh & McLennan Cos. Inc.	3,542	295
† Progressive Corp.	4,896	294
MFA Financial Inc.	36,100	291
Torchmark Corp.	3,252	286
US Bancorp	5,385	286
AGNC Investment Corp.	14,600	284
* Berkshire Hathaway Inc. Class B	1,436	284
Arthur J Gallagher & Co.	3,978	284
WR Berkley Corp.	3,709	281
Aflac Inc.	6,018	280
American Express Co.	2,780	277
Willis Towers Watson plc	1,730	276
American Financial Group Inc.	2,413	272
Allstate Corp.	2,849	271
Old Republic International Corp.	12,716	271
Chubb Ltd.	1,923	269
Loews Corp.	5,281	268
Hartford Financial Services Group Inc.	5,087	268
Erie Indemnity Co. Class A	2,078	258
Annaly Capital Management Inc.	23,028	247

	Travelers Cos. Inc.	1,723	224
	American International Group Inc.	3,742	207
	American National Insurance Co.	1,281	165
	TFS Financial Corp.	9,278	141
*	Arch Capital Group Ltd.	2,577	79
	Guaranty Bancorp	2,371	71
			38,297
Health Care (9.1%)
*	Envision Healthcare Corp.	90,000	3,983
*	Cotiviti Holdings Inc.	87,000	3,884
*	NxStage Medical Inc.	127,829	3,588
	Aetna Inc.	19,000	3,579
*	Express Scripts Holding Co.	31,000	2,463
	Sirtex Medical Ltd.	92,000	2,173
*	LifePoint Health Inc.	32,000	2,074
*	iKang Healthcare Group Inc. ADR	50,000	1,024
	Eli Lilly & Co.	3,503	346
*	IQVIA Holdings Inc.	2,793	341
†	STERIS plc	2,968	340
†	Medtronic plc	3,639	328
	Pfizer Inc.	8,158	326
	Thermo Fisher Scientific Inc.	1,365	320
	Abbott Laboratories	4,871	319
	Anthem Inc.	1,232	312
	Zoetis Inc.	3,558	308
†	Baxter International Inc.	4,235	307
	UnitedHealth Group Inc.	1,176	298
	Becton Dickinson and Co.	1,182	296
	Bio-Techne Corp.	1,817	292
	Danaher Corp.	2,825	290
*	Laboratory Corp. of America Holdings	1,632	286
	Johnson & Johnson	2,130	282
*	Mettler-Toledo International Inc.	470	279
	Stryker Corp.	1,697	277
	Quest Diagnostics Inc.	2,562	276
	Agilent Technologies Inc.	4,110	271
*	Boston Scientific Corp.	7,551	254
	PerkinElmer Inc.	3,195	253
*	Premier Inc. Class A	1,499	56
			29,425
Industrials (6.4%)
	Rockwell Collins Inc.	28,200	3,920
*	USG Corp.	86,955	3,758
*	Xerium Technologies Inc.	127,000	1,698
*	Sparton Corp.	112,000	1,672
†	Expeditors International of Washington Inc.	4,276	326
*,† IHS Markit Ltd.		6,044	321
	Roper Technologies Inc.	1,054	318
†	Rollins Inc.	5,771	317
	United Technologies Corp.	2,335	317
	IDEX Corp.	2,050	315
	Republic Services Inc. Class A	4,303	312
	Rockwell Automation Inc.	1,651	310
	Fortive Corp.	3,770	310
	Honeywell International Inc.	1,907	305
	Harris Corp.	1,838	303

	Eaton Corp. plc	3,621	301
	KAR Auction Services Inc.	5,008	298
	L3 Technologies Inc.	1,387	297
	Dun & Bradstreet Corp.	2,356	297
†	CH Robinson Worldwide Inc.	3,212	296
	Waste Management Inc.	3,271	294
	Xylem Inc.	3,825	293
	AMETEK Inc.	3,744	291
*	Verisk Analytics Inc. Class A	2,621	290
	Watsco Inc.	1,666	287
	Allegion plc	3,519	287
	3M Co.	1,273	270
	Raytheon Co.	1,362	270
	Stanley Black & Decker Inc.	1,773	265
	Lockheed Martin Corp.	812	265
	BWX Technologies Inc.	4,021	264
	Toro Co.	4,323	260
	Illinois Tool Works Inc.	1,800	258
	General Dynamics Corp.	1,282	256
	Northrop Grumman Corp.	839	252
	Snap-on Inc.	1,429	242
	JB Hunt Transport Services Inc.	2,013	241
	Cummins Inc.	477	68
			20,644
Information Technology (12.4%)
	CA Inc.	91,000	4,023
*	Mitel Networks Corp.	365,000	4,004
*	Orbotech Ltd.	62,000	3,983
*	VeriFone Systems Inc.	167,000	3,824
*	Xcerra Corp.	268,000	3,816
*	Oclaro Inc.	443,000	3,748
*	Gemalto NV	63,000	3,675
*	Syntel Inc.	60,000	2,435
*	NXP Semiconductors NV	14,000	1,335
*	Sigma Designs Inc.	172,100	1,041
†	Microsoft Corp.	3,172	337
*,† VeriSign Inc.		2,254	327
†	CDW Corp.	3,848	324
†	Intuit Inc.	1,560	319
†	Jack Henry & Associates Inc.	2,339	315
*,† salesforce.com Inc.		2,279	313
†	Broadridge Financial Solutions Inc.	2,759	312
*	Visa Inc. Class A	2,243	307
	Paychex Inc.	4,436	306
*	Fiserv Inc.	4,056	306
	Corning Inc.	9,165	304
	FLIR Systems Inc.	5,174	303
†	Mastercard Inc. Class A	1,530	303
	Cognizant Technology Solutions Corp. Class A	3,650	298
	Amdocs Ltd.	4,391	297
	Fidelity National Information Services Inc.	2,852	294
*	Synopsys Inc.	3,279	293
	Amphenol Corp. Class A	3,114	291
†	Accenture plc Class A	1,814	289
*	Tyler Technologies Inc.	1,263	284
*	CoreLogic Inc.	5,733	279
	Motorola Solutions Inc.	2,180	265

	International Business Machines Corp.	1,815	263
	Genpact Ltd.	8,601	261
	Cisco Systems Inc.	6,149	260
*	EchoStar Corp. Class A	4,974	224
	CDK Global Inc.	3,252	203
	Western Union Co.	8,834	178
			39,939
Materials (3.2%)
*	Arizona Mining Inc.	750,000	3,569
*	Dalradian Resources Inc.	933,200	1,040
†	RPM International Inc.	5,520	355
	Sherwin-Williams Co.	749	330
	Ashland Global Holdings Inc.	3,896	320
	Avery Dennison Corp.	2,780	319
	AptarGroup Inc.	3,104	318
	Sonoco Products Co.	5,568	311
	Praxair Inc.	1,831	307
	WR Grace & Co.	4,054	299
	Air Products & Chemicals Inc.	1,793	294
	Eastman Chemical Co.	2,830	293
	PPG Industries Inc.	2,633	291
	Silgan Holdings Inc.	10,458	288
	NewMarket Corp.	692	283
	Packaging Corp. of America	2,488	281
	Ecolab Inc.	1,972	278
	Sealed Air Corp.	6,195	273
	Ball Corp.	6,901	269
	International Flavors & Fragrances Inc.	1,923	255
*	Berry Global Group Inc.	5,046	247
*	Crown Holdings Inc.	5,385	244
			10,464
Other (0.0%)
*,§ Dyax Corp. CVR Exp. 12/31/2019		28,700	57

Real Estate (4.7%)
	DCT Industrial Trust Inc.	53,000	3,544
	Investa Office Fund	900,000	3,451
	Education Realty Trust Inc.	20,000	827
	Gramercy Property Trust	29,556	809
	Gaming and Leisure Properties Inc.	8,578	312
*	Equity Commonwealth	9,548	308
†	Brandywine Realty Trust	18,538	306
†	Douglas Emmett Inc.	7,852	305
†	Equity LifeStyle Properties Inc.	3,343	304
	American Homes 4 Rent Class A	13,690	303
	Equity Residential	4,615	302
	UDR Inc.	7,805	300
	Columbia Property Trust Inc.	12,856	298
	Invitation Homes Inc.	12,858	297
*	Howard Hughes Corp.	2,186	296
	AvalonBay Communities Inc.	1,667	295
	Liberty Property Trust	6,874	295
	Duke Realty Corp.	10,057	293
	Sun Communities Inc.	2,972	288
	WP Carey Inc.	4,397	287
	Welltower Inc.	4,321	270

Camden Property Trust	2,838	263
Mid-America Apartment Communities Inc.	2,528	255
Essex Property Trust Inc.	1,047	252
Apple Hospitality REIT Inc.	12,839	231
Highwoods Properties Inc.	4,560	224
Simon Property Group Inc.	657	116
		15,031
Telecommunication Services (0.1%)
AT&T Inc.	5,852	187

Utilities (5.1%)
Avista Corp.	77,000	3,895
Vectren Corp.	53,000	3,788
SCANA Corp.	40,000	1,600
Connecticut Water Service Inc.	10,000	644
Dominion Energy Inc.	4,357	312
CenterPoint Energy Inc.	10,788	307
*,† Evergy Inc.	5,475	307
Atmos Energy Corp.	3,317	305
WEC Energy Group Inc.	4,431	294
DTE Energy Co.	2,694	292
Duke Energy Corp.	3,560	291
Sempra Energy	2,492	288
American Electric Power Co. Inc.	4,030	287
Xcel Energy Inc.	6,104	286
NextEra Energy Inc.	1,680	281
Consolidated Edison Inc.	3,551	280
Hawaiian Electric Industries Inc.	7,961	280
CMS Energy Corp.	5,791	280
UGI Corp.	5,253	279
Eversource Energy	4,579	278
American Water Works Co. Inc.	3,138	277
Pinnacle West Capital Corp.	3,375	271
Southern Co.	5,447	265
Alliant Energy Corp.	5,767	248
Ameren Corp.	3,500	217
Aqua America Inc.	5,158	191
PPL Corp.	5,123	147
Avangrid Inc.	2,317	116
OGE Energy Corp.	1,009	37
		16,343
Total Common Stocks—Long Positions (Cost $200,311)		212,038
Common Stocks Sold Short (-25.2%)
Consumer Discretionary (-3.5%)
* Penn National Gaming Inc.	(45,780)	(1,467)
Strayer Education Inc.	(4,475)	(527)
Sinclair Broadcast Group Inc. Class A	(14,490)	(374)
Expedia Group Inc.	(2,553)	(342)
* O'Reilly Automotive Inc.	(1,106)	(338)
* TripAdvisor Inc.	(5,709)	(331)
Kohl's Corp.	(4,409)	(326)
Ralph Lauren Corp. Class A	(2,402)	(324)
Macy's Inc.	(8,154)	(324)
* Urban Outfitters Inc.	(7,209)	(320)

Advance Auto Parts Inc.	(2,251)	(318)
* Wayfair Inc.	(2,757)	(300)
International Game Technology plc	(11,740)	(297)
* Liberty Media Corp-Liberty Formula One	(8,294)	(292)
Foot Locker Inc.	(5,989)	(292)
* Discovery Communications Inc.	(11,893)	(292)
* Chipotle Mexican Grill Inc. Class A	(670)	(291)
Dick's Sporting Goods Inc.	(8,510)	(291)
* Michael Kors Holdings Ltd.	(4,353)	(291)
* Michaels Cos. Inc.	(14,232)	(291)
Newell Brands Inc.	(10,783)	(282)
Gap Inc.	(9,163)	(276)
Viacom Inc. Class B	(9,353)	(272)
H&R Block Inc.	(10,728)	(270)
Best Buy Co. Inc.	(3,590)	(269)
* Skechers U.S.A. Inc. Class A	(9,532)	(264)
* Netflix Inc.	(781)	(264)
Wynn Resorts Ltd.	(1,537)	(256)
* Floor & Decor Holdings Inc. Class A	(5,270)	(252)
Goodyear Tire & Rubber Co.	(10,288)	(249)
L Brands Inc.	(7,782)	(246)
Polaris Industries Inc.	(2,233)	(235)
Thor Industries Inc.	(2,093)	(199)
Adient plc	(3,870)	(184)
		(11,146)
Consumer Staples (-0.8%)
Conagra Brands Inc.	(38,964)	(1,430)
Kroger Co.	(10,427)	(302)
* TreeHouse Foods Inc.	(6,065)	(288)
Coty Inc. Class A	(20,329)	(273)
* Sprouts Farmers Market Inc.	(10,956)	(236)
* Hain Celestial Group Inc.	(1,546)	(44)
		(2,573)
Energy (-3.2%)
Marathon Petroleum Corp.	(52,360)	(4,232)
* WPX Energy Inc.	(17,486)	(328)
PBF Energy Inc. Class A	(6,851)	(320)
SM Energy Co.	(11,450)	(315)
Noble Energy Inc.	(8,701)	(314)
Hess Corp.	(4,780)	(314)
Devon Energy Corp.	(6,957)	(313)
Apache Corp.	(6,669)	(307)
* Whiting Petroleum Corp.	(6,149)	(305)
* Parsley Energy Inc. Class A	(9,549)	(300)
Marathon Oil Corp.	(14,102)	(298)
* Kosmos Energy Ltd.	(38,982)	(295)
* Transocean Ltd.	(22,686)	(292)
* Continental Resources Inc.	(4,524)	(289)
* Newfield Exploration Co.	(10,028)	(288)
CNX Resources Corp.	(17,442)	(284)
* Extraction Oil & Gas Inc.	(18,657)	(282)
Range Resources Corp.	(18,073)	(279)
* QEP Resources Inc.	(24,535)	(255)
Nabors Industries Ltd.	(42,563)	(255)
Patterson-UTI Energy Inc.	(13,951)	(240)

Helmerich & Payne Inc.	(2,694)	(165)
		(10,270)
Financials (-5.5%)
Cadence BanCorp Class A	(112,133)	(3,053)
Fifth Third Bancorp	(89,864)	(2,659)
People's United Financial Inc.	(137,757)	(2,511)
CME Group Inc.	(11,100)	(1,766)
CenterState Bank Corp.	(47,782)	(1,326)
Fidelity National Financial Inc.	(30,840)	(1,249)
Synovus Financial Corp.	(21,100)	(1,043)
WesBanco Inc.	(21,060)	(1,029)
Webster Financial Corp.	(4,872)	(314)
* OneMain Holdings Inc.	(9,360)	(311)
* SVB Financial Group	(997)	(307)
Popular Inc.	(6,094)	(302)
Santander Consumer USA Holdings Inc.	(15,627)	(301)
TCF Financial Corp.	(11,973)	(301)
Navient Corp.	(21,397)	(283)
* Brighthouse Financial Inc.	(5,717)	(248)
* Bank OZK	(5,425)	(222)
* SLM Corp.	(18,658)	(211)
Virtu Financial Inc. Class A	(10,276)	(207)
Independent Bank Group Inc.	(1,066)	(72)
		(17,715)
Health Care (-3.1%)
Cigna Corp.	(7,545)	(1,354)
CVS Health Corp.	(15,918)	(1,032)
* Bio-Rad Laboratories Inc. Class A	(1,100)	(337)
* Alexion Pharmaceuticals Inc.	(2,517)	(335)
* Neurocrine Biosciences Inc.	(3,307)	(332)
* Seattle Genetics Inc.	(4,615)	(325)
* Vertex Pharmaceuticals Inc.	(1,794)	(314)
* Regeneron Pharmaceuticals Inc.	(853)	(314)
* DexCom Inc.	(3,282)	(312)
* Acadia Healthcare Co. Inc.	(7,562)	(298)
* Veeva Systems Inc. Class A	(3,943)	(298)
* Nektar Therapeutics Class A	(5,587)	(294)
* Incyte Corp.	(4,386)	(292)
* Align Technology Inc.	(808)	(288)
Perrigo Co. plc	(3,498)	(282)
* Penumbra Inc.	(1,975)	(281)
* Agios Pharmaceuticals Inc.	(3,203)	(277)
* Ionis Pharmaceuticals Inc.	(6,314)	(276)
* Alnylam Pharmaceuticals Inc.	(2,874)	(273)
* Exelixis Inc.	(13,049)	(270)
* Bluebird Bio Inc.	(1,738)	(269)
* Alkermes plc	(6,137)	(269)
* Exact Sciences Corp.	(4,563)	(267)
* Mylan NV	(6,891)	(257)
* Sage Therapeutics Inc.	(1,743)	(252)
* Sarepta Therapeutics Inc.	(2,064)	(240)
* DaVita Inc.	(3,305)	(232)
* TESARO Inc.	(6,135)	(214)
* MEDNAX Inc.	(4,856)	(208)
* Molina Healthcare Inc.	(279)	(29)
		(10,021)

Industrials (-1.6%)
United Technologies Corp.	(10,582)	(1,436)
WW Grainger Inc.	(1,015)	(352)
Macquarie Infrastructure Corp.	(7,332)	(333)
Arconic Inc.	(15,261)	(331)
* HD Supply Holdings Inc.	(7,381)	(325)
Equifax Inc.	(2,502)	(314)
* United Continental Holdings Inc.	(3,657)	(294)
* XPO Logistics Inc.	(2,919)	(291)
* WESCO International Inc.	(4,687)	(286)
Terex Corp.	(6,382)	(282)
Acuity Brands Inc.	(2,024)	(281)
MSC Industrial Direct Co. Inc. Class A	(3,190)	(270)
* Gardner Denver Holdings Inc.	(8,861)	(254)
American Airlines Group Inc.	(5,501)	(217)
		(5,266)
Information Technology (-4.5%)
KLA-Tencor Corp.	(15,500)	(1,820)
* Lumentum Holdings Inc.	(28,174)	(1,472)
Cohu Inc.	(56,521)	(1,423)
* Atlassian Corp. plc Class A	(4,840)	(350)
* Square Inc.	(5,102)	(330)
* GrubHub Inc.	(2,601)	(317)
* Manhattan Associates Inc.	(6,460)	(311)
Teradyne Inc.	(7,105)	(307)
NetApp Inc.	(3,952)	(306)
Lam Research Corp.	(1,578)	(301)
* NVIDIA Corp.	(1,219)	(299)
Universal Display Corp.	(3,085)	(297)
* CommScope Holding Co. Inc.	(9,187)	(295)
Switch Inc.	(22,418)	(292)
Applied Materials Inc.	(5,907)	(287)
* Palo Alto Networks Inc.	(1,448)	(287)
* Micron Technology Inc.	(5,362)	(283)
* Twilio Inc. Class A	(4,870)	(282)
* Autodesk Inc.	(2,175)	(279)
* Arista Networks Inc.	(1,089)	(279)
Cypress Semiconductor Corp.	(15,515)	(276)
* FireEye Inc.	(17,728)	(275)
* Splunk Inc.	(2,841)	(273)
* Zendesk Inc.	(5,007)	(273)
* First Solar Inc.	(5,181)	(271)
Marvell Technology Group Ltd.	(12,659)	(270)
* Take-Two Interactive Software Inc.	(2,381)	(269)
* Okta Inc.	(5,417)	(269)
MKS Instruments Inc.	(2,851)	(269)
* NCR Corp.	(9,289)	(259)
* Nutanix Inc.	(5,291)	(259)
* Coherent Inc.	(1,615)	(255)
* ON Semiconductor Corp.	(11,406)	(252)
* Pure Storage Inc. Class A	(11,425)	(248)
Western Digital Corp.	(3,524)	(247)
* 2U Inc.	(3,265)	(247)
* Twitter Inc.	(7,365)	(235)
* Zillow Group Inc. Class A	(2,758)	(156)
* Akamai Technologies Inc.	(1,798)	(135)
Symantec Corp.	(2,745)	(56)

	Cognex Corp.	(633)	(33)
			(14,644)
Materials (-0.5%)
*	Platform Specialty Products Corp.	(26,614)	(329)
	CF Industries Holdings Inc.	(7,103)	(315)
	Freeport-McMoRan Inc.	(17,861)	(295)
	United States Steel Corp.	(8,030)	(293)
	Chemours Co.	(6,055)	(277)
*	Alcoa Corp.	(5,659)	(245)
			(1,754)
Real Estate (-1.4%)
	Prologis Inc.	(54,060)	(3,547)
	Taubman Centers Inc.	(4,949)	(307)
	DDR Corp.	(17,724)	(243)
	Uniti Group Inc.	(12,845)	(227)
	Colony Capital Inc.	(20,390)	(126)
*	Retail Value Inc.	(1,924)	(63)
			(4,513)
Telecommunication Services (-0.1%)
	CenturyLink Inc.	(16,084)	(302)

Utilities (-1.0%)
	Dominion Energy Inc.	(26,760)	(1,919)
	SJW Group	(11,375)	(736)
*	Vistra Energy Corp.	(12,922)	(292)
	NRG Energy Inc.	(8,934)	(283)
			(3,230)
Total Common Stocks Sold Short (Proceeds $77,609)			(81,434)
Temporary Cash Investments (32.6%)
Money Market Fund (26.0%)
1	Vanguard Market Liquidity Fund, 2.145%	842	84,213

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (6.6%)
3	United States Treasury Bill, 1.892%, 9/27/18	5,700	5,683
2	United States Treasury Bill, 1.941%, 9/27/18	1,250	1,246
3	United States Treasury Bill, 1.883%, 10/4/18	3,000	2,990
2,3 United States Treasury Bill, 1.918%, 10/4/18		2,250	2,242
2,3 United States Treasury Bill, 2.043%, 11/15/18		8,000	7,953
3	United States Treasury Bill, 2.034%, 11/15/18	200	199
3	United States Treasury Bill, 2.082%, 12/20/18	1,000	992
			21,305
Total Temporary Cash Investments (Cost $96,840)			105,518
†,3,4Other Assets and Liabilities—Net (27.0%)			87,227
Net Assets (100%)			323,349

* Non-income-producing security.
† Long security positions with a value of $10,021,000 and cash of $104,392,000 are held in a segregated account at the fund's custodian bank and pledged to a broker-dealer as collateral for the fund's obligation to return borrowed securities. For so long as such obligations continue, the fund's access to these assets is subject to authorization from the broker-dealer.
§ Security value determined using significant unobservable inputs.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Security is owned by the Vanguard ASF Portfolio, which is a wholly owned subsidiary of the Alternative Strategies
Fund.
3 Securities with a value of $14,655,000 have been segregated as initial margin for open futures contracts.
4 Cash of $510,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2018	832	175,864	(584)
5-Year U.S. Treasury Note	September 2018	366	41,404	(216)
10-Year U.S. Treasury Note	September 2018	225	26,870	(144)
FTSE 100 Index	September 2018	93	9,397	90
SPI 200 Index	September 2018	81	9,360	85
MSCI Singapore Index	August 2018	344	9,322	106
MSCI Taiwan Index	August 2018	228	9,298	73
IBEX 35 Index	August 2018	79	9,129	232
Hang Seng Index	August 2018	50	9,057	(116)
LME Tin[1]	September 2018	41	4,132	93
LME Copper[1]	September 2018	26	4,091	68
LME Zinc[1]	September 2018	62	4,081	105
NY Harbor ULSD[1]	September 2018	45	4,040	21
WTI Crude Oil[1]	September 2018	58	3,988	(42)
LME Lead[1]	September 2018	74	3,984	(56)
Cocoa[1]	September 2018	175	3,798	(545)
Lean Hogs[1]	October 2018	186	3,774	(296)
				(1,126)

Short Futures Contracts
DAX 30 Index	September 2018	(26)	(9,746)	(47)
E-mini S&P 500 Index	September 2018	(68)	(9,578)	(115)
S&P TSX 60	September 2018	(63)	(9,475)	(231)
CAC 40 Index	August 2018	(142)	(9,155)	(210)
KOSPI 200 Index	September 2018	(137)	(9,122)	35
Topix Index	September 2018	(58)	(9,057)	(244)
KC Hard Red Winter Wheat[1]	September 2018	(160)	(4,452)	(574)
Soybean Meal[1]	September 2018	(97)	(4,407)	(343)

Alternative Strategies Fund

Corn[1]	September 2018	(235)	(4,374)	(80)
Soybean Oil[1]	September 2018	(239)	(4,143)	(78)
Low Sulphur Gas Oil[1]	September 2018	(62)	(4,075)	(49)
Feeder Cattle[1]	October 2018	(93)	(4,066)	(62)
Coffee[1]	September 2018	(97)	(3,998)	260
Sugar #11[1]	September 2018	(327)	(3,864)	663
				(1,075)
				(2,201)
1 Security is owned by the subsidiary.

Unrealized appreciation (depreciation) on open 2-Year U.S. Treasury Note, 5-Year U.S. Treasury Note, 10-Year U.S. Treasury Note, DAX 30 Index, and E-mini S&P 500 Index contracts is required to be treated as realized gain (loss) for tax purposes.

Forward Currency Contracts
			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	8/8/2018	CAD	45,762	USD	34,711	473
Bank of America, N.A.	8/8/2018	NOK	283,522	USD	34,680	92
BNP Paribas	8/8/2018	AUD	46,791	USD	34,383	382
Bank of America, N.A.	8/8/2018	AUD	291	USD	214	2
BNP Paribas	8/8/2018	USD	34,801	CHF	34,541	(109)
BNP Paribas	8/8/2018	USD	34,697	EUR	29,794	(166)
Bank of America, N.A.	8/8/2018	USD	34,635	SEK	311,198	(780)
Bank of America, N.A.	8/8/2018	USD	7,855	AUD	10,697	(92)
BNP Paribas	8/8/2018	USD	3,848	CAD	5,075	(53)
Bank of America, N.A.	8/8/2018	USD	3,652	EUR	3,140	(22)
Bank of America, N.A.	8/8/2018	USD	1,887	GBP	1,437	(1)
Bank of America, N.A.	8/8/2018	USD	639	CAD	842	(9)
BNP Paribas	8/8/2018	USD	602	AUD	814	(3)
Bank of America, N.A.	8/8/2018	USD	486	AUD	653	1
BNP Paribas	8/8/2018	USD	479	AUD	640	3
Bank of America, N.A.	10/23/2018	USD	44	CAD	58	—
						(282)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—Euro.
GBP—British pound.

Alternative Strategies Fund

HKD—Hong Kong dollar.

NOK—Norwegian krone.

SEK—Swedish krona.

SGD—Singapore dollar.

USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts, except for Singapore dollar, Hong Kong dollar, and Danish krone contracts, is treated as realized gain (loss) for tax purposes.

At July 31, 2018, the counterparty had deposited in segregated accounts a security with a value of $558,000 in connection with open forward currency contracts.

A. Basis for Consolidation: Vanguard ASF Portfolio ("the subsidiary") commenced operations on August 11, 2015. The subsidiary is wholly owned by the fund and is a unit trust established in the Cayman Islands under the Trusts Law (2011 Revision) of the Cayman Islands, which is organized to invest in certain commodity-linked investments on behalf of the fund, consistent with the fund's investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of July 31, 2018, the fund held $15,790,000 in the subsidiary, representing 5% of the fund's net assets. All inter-fund transactions and balances (including the fund's investment in the subsidiary) have been eliminated, and the Consolidated Schedule of Investments includes all investments and other accounts of the subsidiary as if held directly by the fund.

B. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

C. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

D. Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. In the absence of a default, the collateral segregated by the fund cannot be repledged, resold or rehypothecated.

Alternative Strategies Fund

This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Consolidated Schedule of Investments.

The following table summarizes the market value of the fund's investments as of July 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—Long Positions	195,431	16,550	57
Common Stocks Sold Short	(81,434)	—	—
Temporary Cash Investments	84,213	21,305	—
Futures Contracts—Assets[1]	509	—	—
Futures Contracts—Liabilities[1]	(3,170)	—	—
Forward Currency Contracts—Assets	—	953	—
Forward Currency Contracts—Liabilities	—	(1,235)	—
Total	195,549	37,573	57
1 Represents variation margin on the last day of the reporting period.

F. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Consolidated Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Consolidated Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

G. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.

Alternative Strategies Fund

The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Consolidated Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Consolidated Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

H. At July 31, 2018, the cost of long security positions for tax purposes was $250,773,000. Net unrealized appreciation of long security positions for tax purposes was $11,689,000, consisting of unrealized gains of $15,944,000 on securities that had risen in value since their purchase and $4,255,000 in unrealized losses on securities that had fallen in value since their purchase. Tax-basis net unrealized depreciation on securities sold short was $3,825,000 consisting of unrealized gains of $3,777,000 on securities that had fallen in value since their purchase and $7,602,000 in unrealized losses on securities that had risen in value since their sale.

Vanguard Diversified Equity Fund

Schedule of Investments (unaudited)
As of July 31, 2018

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard Growth and Income Fund Investor Shares	6,642,339	332,383
Vanguard Windsor II Fund Investor Shares	6,477,974	251,864
Vanguard Windsor Fund Investor Shares	10,461,289	250,443
Vanguard Morgan Growth Fund Investor Shares	7,547,034	245,052
Vanguard U.S. Growth Fund Investor Shares	5,868,173	242,356
Vanguard Explorer Fund Investor Shares	1,508,784	163,341
Vanguard Capital Value Fund	5,975,401	82,460
Vanguard Mid-Cap Growth Fund	2,787,540	81,786
Total Investment Companies (Cost $1,004,302)		1,649,685
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.145% (Cost $286)	2,859	286
Total Investments (100.0%) (Cost $1,004,588)		1,649,971
Other Assets and Liabilities-Net (0.0%)		240
Net Assets (100%)		1,650,211

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At July 31, 2018, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At July 31, 2018, the cost of investment securities for tax purposes was $1,004,588,000. Net unrealized appreciation of investment securities for tax purposes was $645,383,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Diversified Equity Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Oct. 31,		Proceeds					July 31,
	2017		from	Realized	Change in		Capital Gain	2018
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	—	NA1	NA1	—	—	1	—	286
Vanguard Capital Value
Fund	70,852	7,175	301	1	4,733	1,429	—	82,460
Vanguard Explorer Fund	144,428	27,296	19,374	1,477	9,514	669	15,359	163,341
Vanguard Growth and
Income Fund	287,833	35,246	7,063	842	15,525	4,188	12,102	332,383
Vanguard Mid-Cap
Growth Fund	72,557	7,004	5,962	380	7,807	257	2,246	81,786
Vanguard Morgan
Growth Fund	217,059	32,692	18,592	1,235	12,658	1,845	14,992	245,052
Vanguard U.S. Growth
Fund	217,205	27,735	28,086	3,285	22,217	836	9,718	242,356
Vanguard Windsor Fund	214,573	34,666	4,379	(30)	5,613	3,671	5,931	250,443
Vanguard Windsor II
Fund	214,804	45,174	9,596	186	1,296	4,353	13,289	251,864
Total	1,439,311	216,988	93,353	7,376	79,363	17,249	73,637	1,649,971

1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Emerging Markets Select Stock Fund

Schedule of Investments (unaudited)
As of July 31, 2018

		Market
		Value
	Shares	($000)
Common Stocks (93.8%)1
Argentina (0.2%)
Banco Macro SA ADR	10,031	685
* YPF SA ADR	26,871	446
		1,131
Brazil (7.9%)
Petroleo Brasileiro SA ADR	564,854	5,908
Itau Unibanco Holding SA ADR	392,626	4,708
Banco Bradesco SA ADR	464,380	3,752
Vale SA Class B ADR	220,263	3,229
Telefonica Brasil SA ADR	288,946	3,190
* BRF SA ADR	514,329	3,122
Petroleo Brasileiro SA ADR Preference Shares Local	251,639	2,952
Itau Unibanco Holding SA Preference Shares	185,948	2,229
Cia de Saneamento Basico do Estado de Sao Paulo	329,289	2,193
CVC Brasil Operadora e Agencia de Viagens SA	161,380	1,896
Petrobras Distribuidora SA	363,945	1,890
Petroleo Brasileiro SA Preference Shares Foreign	275,500	1,447
Banco Bradesco SA Preference Shares	172,300	1,401
Cia de Saneamento do Parana	110,720	1,313
Usinas Siderurgicas de Minas Gerais SA Preference Shares	453,900	1,073
Cyrela Brazil Realty SA Empreendimentos e Participacoes	326,950	1,010
Gerdau SA Preference Shares	220,900	982
TOTVS SA	122,930	965
Banco do Brasil SA	111,200	963
CCR SA	325,634	913
Lojas Renner SA	94,245	775
Ambev SA	134,140	694
Kroton Educacional SA	229,200	690
MRV Engenharia e Participacoes SA	195,507	688
B3 SA - Brasil Bolsa Balcao	101,900	646
Braskem SA Preference Shares	42,500	619
Localiza Rent a Car SA	81,200	514
Randon Participacoes SA Preference Shares	235,288	431
Magazine Luiza SA	12,200	430
EDP - Energias do Brasil SA	72,225	263
Atacadao Distribuicao Comercio e Industria Ltda	59,900	250
Petroleo Brasileiro SA	25,600	150
		51,286
Canada (0.2%)
Lundin Mining Corp.	160,600	889
Valeura Energy Inc.	228,300	649
		1,538
China (27.0%)
* Alibaba Group Holding Ltd. ADR	90,678	16,978
China Construction Bank Corp.	18,065,050	16,517
Tencent Holdings Ltd.	351,351	15,992
China Mobile Ltd.	884,500	7,990
Industrial & Commercial Bank of China Ltd.	10,662,882	7,924
Lenovo Group Ltd.	10,716,000	5,959

	China Resources Power Holdings Co. Ltd.	2,961,683	5,721
	CNOOC Ltd.	2,814,276	4,715
	China Longyuan Power Group Corp. Ltd.	4,433,580	4,130
	China Pacific Insurance Group Co. Ltd.	1,029,020	4,026
	China Shenhua Energy Co. Ltd.	1,710,500	3,878
	China Petroleum & Chemical Corp.	3,885,682	3,735
	Dongfeng Motor Group Co. Ltd.	3,634,000	3,654
	China Agri-Industries Holdings Ltd.	8,587,000	3,409
*	Baidu Inc. ADR	12,758	3,154
	Ping An Insurance Group Co. of China Ltd.	332,630	3,097
	CNOOC Ltd. ADR	16,527	2,777
	Far East Horizon Ltd.	2,768,000	2,666
	China National Building Material Co. Ltd.	2,286,000	2,489
	Huadian Power International Corp. Ltd.	5,174,000	2,432
	Guangzhou R&F Properties Co. Ltd.	1,328,800	2,392
	China Oilfield Services Ltd.	2,547,736	2,330
	China Telecom Corp. Ltd.	4,628,980	2,189
*	Weibo Corp. ADR	26,365	2,182
	PICC Property & Casualty Co. Ltd.	1,897,060	2,144
	China Lesso Group Holdings Ltd.	3,423,000	2,102
	China Railway Group Ltd.	2,394,000	2,080
	Greatview Aseptic Packaging Co. Ltd.	3,159,000	2,044
*	Li Ning Co. Ltd.	1,830,500	1,997
	China Dongxiang Group Co. Ltd.	11,891,000	1,972
	Grand Baoxin Auto Group Ltd.	6,169,000	1,926
*	JD.com Inc. ADR	51,510	1,847
	China Unicom Hong Kong Ltd.	1,475,973	1,822
	Anhui Conch Cement Co. Ltd.	280,500	1,804
	Sinopharm Group Co. Ltd.	416,400	1,762
2	BAIC Motor Corp. Ltd.	2,045,500	1,700
	Shimao Property Holdings Ltd.	589,500	1,677
	China Merchants Bank Co. Ltd.	418,500	1,641
	Longfor Group Holdings Ltd.	498,821	1,407
	Datang International Power Generation Co. Ltd.	4,830,300	1,400
	ENN Energy Holdings Ltd.	137,512	1,398
	Brilliance China Automotive Holdings Ltd.	1,008,000	1,320
*	Ctrip.com International Ltd. ADR	31,935	1,314
	Sunny Optical Technology Group Co. Ltd.	70,800	1,174
2	China Railway Signal & Communication Corp. Ltd.	1,394,000	990
	Dah Chong Hong Holdings Ltd.	2,003,591	953
	West China Cement Ltd.	4,566,000	804
	CIFI Holdings Group Co. Ltd.	1,044,000	682
*,2,3 Tianhe Chemicals Group Ltd.		4,142,000	617
	China Overseas Land & Investment Ltd.	188,000	592
	PetroChina Co. Ltd.	738,053	562
*	Aluminum Corp. of China Ltd.	1,043,427	476
	China Life Insurance Co. Ltd.	180,000	452
	Guangdong Investment Ltd.	250,848	432
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	89,795	430
	Shandong Weigao Group Medical Polymer Co. Ltd.	549,800	421
	CSPC Pharmaceutical Group Ltd.	148,800	390
*,2	Ping An Healthcare and Technology Co. Ltd.	62,400	380
	New Oriental Education & Technology Group Inc. ADR	4,187	360
*	Sohu.com Ltd. ADR	11,300	285
	China Traditional Chinese Medicine Holdings Co. Ltd.	382,500	282
	BBMG Corp.	614,000	242
	Tongda Group Holdings Ltd.	1,192,110	240

*	BeiGene Ltd. ADR	1,100	209
	China Resources Phoenix Healthcare Holdings Co. Ltd.	221,300	206
*,2	Ascletis Pharma Inc.	61,904	110
			174,982
Colombia (0.2%)
*	CEMEX Latam Holdings SA	318,493	804
	Grupo Energia Bogota SA ESP	879,392	612
			1,416
Czech Republic (0.7%)
	CEZ AS	122,825	3,226
	Komercni banka as	35,700	1,550
			4,776
Greece (0.7%)
*	Alpha Bank AE	1,119,691	2,445
	Hellenic Telecommunications Organization SA	62,387	811
	Hellenic Petroleum SA	85,964	719
*	National Bank of Greece SA	1,057,881	344
			4,319
Hong Kong (3.1%)
	AIA Group Ltd.	470,901	4,122
	Want Want China Holdings Ltd.	2,611,000	2,164
*	Pacific Basin Shipping Ltd.	7,646,975	1,998
	First Pacific Co. Ltd.	3,986,000	1,852
	Sands China Ltd.	307,650	1,590
	Stella International Holdings Ltd.	1,374,500	1,560
	Xinyi Solar Holdings Ltd.	4,632,000	1,382
2	Samsonite International SA	341,302	1,292
*	MMG Ltd.	1,941,400	1,191
	Singamas Container Holdings Ltd.	4,773,077	610
*	Precision Tsugami China Corp. Ltd.	509,000	492
	Texwinca Holdings Ltd.	1,043,000	459
	AMVIG Holdings Ltd.	1,777,578	437
	Microport Scientific Corp.	284,037	328
	AAC Technologies Holdings Inc.	16,233	209
*	Pentamaster International Ltd.	1,268,681	164
			19,850
Hungary (0.6%)
	OTP Bank Nyrt	100,005	3,762

India (8.3%)
	Reliance Industries Ltd.	441,568	7,653
*	ICICI Bank Ltd. ADR	728,572	6,433
*	State Bank of India	1,383,357	5,932
	Infosys Ltd. ADR	258,382	5,214
*	ICICI Bank Ltd.	1,022,631	4,525
	NTPC Ltd.	1,610,121	3,639
	Indiabulls Housing Finance Ltd.	108,788	2,064
*	Axis Bank Ltd.	229,793	1,849
	NHPC Ltd.	4,575,851	1,587
	Bharti Infratel Ltd.	347,423	1,455
*	Punjab National Bank	1,058,234	1,318
	HDFC Bank Ltd. ADR	12,267	1,268
*	Bank of Baroda	555,136	1,247
	Godrej Consumer Products Ltd.	52,261	1,005
	Bharat Electronics Ltd.	470,917	801

Jubilant Foodworks Ltd.	38,365	788
UltraTech Cement Ltd.	11,849	725
Ambuja Cements Ltd.	213,714	720
Power Grid Corp. of India Ltd.	259,627	691
* Westlife Development Ltd.	113,666	639
Marico Ltd.	117,611	625
ACC Ltd.	27,176	607
Oberoi Realty Ltd.	81,354	589
*,2 Avenue Supermarts Ltd.	23,990	581
* Tata Motors Ltd. Class A	235,418	496
TAKE Solutions Ltd.	149,393	443
Varun Beverages Ltd.	27,230	299
*,2 Tejas Networks Ltd.	44,972	187
Bharat Petroleum Corp. Ltd.	23,518	134
Hindustan Petroleum Corp. Ltd.	7,383	31
Indian Oil Corp. Ltd.	9,693	23
		53,568
Indonesia (1.7%)
Bank Mandiri Persero Tbk PT	6,563,800	3,031
Bank Rakyat Indonesia Persero Tbk PT	10,468,000	2,230
Bank Central Asia Tbk PT	1,032,680	1,667
Bank Danamon Indonesia Tbk PT	2,950,300	1,347
Semen Indonesia Persero Tbk PT	2,155,200	1,137
Mitra Adiperkasa Tbk PT	12,809,640	787
Hanjaya Mandala Sampoerna Tbk PT	2,700,000	720
Sarana Menara Nusantara Tbk PT	6,738,330	245
Ace Hardware Indonesia Tbk PT	594,300	54
		11,218
Japan (0.6%)
Murata Manufacturing Co. Ltd.	14,200	2,485
Nexon Co. Ltd.	94,524	1,362
		3,847
Kenya (0.1%)
Equity Group Holdings Ltd.	768,500	367

Malaysia (0.4%)
Genting Malaysia Bhd.	2,053,300	2,559
Inari Amertron Bhd.	472,941	286
		2,845
Mexico (2.5%)
Grupo Financiero Banorte SAB de CV	513,914	3,583
* Cemex SAB de CV ADR	458,247	3,414
Alfa SAB de CV Class A	2,138,670	2,910
Alpek SAB de CV	943,100	1,596
America Movil SAB de CV	1,564,900	1,341
Gruma SAB de CV Class B	77,020	997
Fibra Uno Administracion SA de CV	495,079	713
Grupo Mexico SAB de CV Class B	179,800	565
Wal-Mart de Mexico SAB de CV	190,600	557
Mexichem SAB de CV	91,979	322
		15,998

Pakistan (0.2%)
United Bank Ltd.	1,000,205	1,417

Peru (0.1%)
Credicorp Ltd.	3,300	755

Philippines (0.3%)
Pilipinas Shell Petroleum Corp.	668,201	709
*,2 CEMEX Holdings Philippines Inc.	8,700,942	506
* Energy Development Corp.	2,512,729	241
LT Group Inc.	568,500	193
		1,649
Poland (0.3%)
* Cyfrowy Polsat SA	330,061	2,146

Portugal (0.1%)
Galp Energia SGPS SA	39,672	815

Russia (6.2%)
Lukoil PJSC ADR (London Shares)	209,043	14,995
Rosneft Oil Co. PJSC GDR	860,026	5,681
Sberbank of Russia PJSC ADR (London Shares)	390,057	5,487
MMC Norilsk Nickel PJSC ADR	297,801	5,144
PhosAgro PJSC GDR	126,527	1,672
Sberbank of Russia PJSC	415,264	1,423
Etalon Group plc GDR	507,072	1,416
Sberbank Russia Sponsored Russia ADR (OTC Shares)	92,392	1,296
Lukoil PJSC ADR (OTC Shares)	13,572	971
Inter RAO UES PJSC	9,341,219	619
Tatneft PAO Preference Shares	73,580	568
^ Tatneft PJSC ADR	7,220	498
Public Joint Stock Gazprom Neft ADR	12,889	335
		40,105
Singapore (0.9%)
Wilmar International Ltd.	1,941,200	4,471
Sembcorp Industries Ltd.	638,000	1,257
* Ezion Holdings Ltd.	2,681,260	160
* Ezion Holdings Ltd. Warrants Exp. 04/15/2020	372,164	1
* Ezion Holdings Ltd. Warrants Exp. 04/16/2023	2,242,476	—
		5,889
South Africa (5.5%)
Sasol Ltd.	154,271	6,079
Reunert Ltd.	568,327	3,530
* Absa Group Ltd.	211,965	2,761
Mr Price Group Ltd.	135,008	2,409
Naspers Ltd.	9,019	2,220
FirstRand Ltd.	417,807	2,196
Shoprite Holdings Ltd.	124,027	2,051
AngloGold Ashanti Ltd. ADR	221,320	1,968
* Old Mutual Ltd.	804,366	1,841
Sanlam Ltd.	309,311	1,793
Imperial Holdings Ltd.	105,322	1,708
Barloworld Ltd.	161,101	1,551
Foschini Group Ltd.	106,546	1,391
Nedbank Group Ltd.	47,131	975
MTN Group Ltd.	110,912	965

* Nampak Ltd.	676,433	778
Vodacom Group Ltd.	63,164	673
Aspen Pharmacare Holdings Ltd.	30,895	598
		35,487
South Korea (6.3%)
Samsung Electronics Co. Ltd.	162,935	6,764
Hyundai Motor Co.	51,464	5,964
Hana Financial Group Inc.	132,602	5,332
* Hyundai Heavy Industries Co. Ltd.	39,228	3,748
POSCO	12,551	3,694
DB Insurance Co. Ltd.	58,310	3,363
* Samsung Heavy Industries Co. Ltd.	435,382	2,529
Amorepacific Corp.	9,582	2,293
Shinhan Financial Group Co. Ltd.	58,330	2,275
KB Financial Group Inc.	46,380	2,229
S-Oil Corp.	7,230	759
Kia Motors Corp.	23,232	659
LG Chem Ltd. Preference Shares	2,251	436
CJ CheilJedang Corp.	1,042	315
* Hugel Inc.	723	309
		40,669
Taiwan (9.7%)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,334,358	10,669
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	229,574	9,461
Hon Hai Precision Industry Co. Ltd.	2,024,607	5,553
United Microelectronics Corp.	8,569,600	4,908
Compal Electronics Inc.	7,716,000	4,801
Catcher Technology Co. Ltd.	258,185	3,180
Chicony Electronics Co. Ltd.	1,091,604	2,474
Delta Electronics Inc.	641,531	2,237
Largan Precision Co. Ltd.	12,562	2,115
Realtek Semiconductor Corp.	478,000	1,926
Cathay Financial Holding Co. Ltd.	913,000	1,575
Globalwafers Co. Ltd.	87,718	1,485
E.Sun Financial Holding Co. Ltd.	2,051,992	1,432
Casetek Holdings Ltd.	538,537	1,254
Teco Electric and Machinery Co. Ltd.	1,684,000	1,231
eMemory Technology Inc.	103,000	1,109
* Airtac International Group	81,738	890
Elite Material Co. Ltd.	290,994	837
Sino-American Silicon Products Inc.	207,416	714
Walsin Technology Corp.	50,987	581
* PChome Online Inc.	127,700	571
Gourmet Master Co. Ltd.	58,486	527
Yageo Corp.	17,408	446
* Wafer Works Corp.	212,271	439
Formosa Sumco Technology Corp.	88,240	429
Chroma ATE Inc.	64,997	367
ASPEED Technology Inc.	12,086	321
Silergy Corp.	10,897	251
LandMark Optoelectronics Corp.	21,464	191
* Pan Jit International Inc.	117,000	180
Vanguard International Semiconductor Corp.	57,831	148
Nanya Technology Corp.	56,000	144
Global Unichip Corp.	13,181	143
Bizlink Holding Inc.	21,884	140

*	Getac Technology Corp.	90,223	138
*	Kingpak Technology Inc.	15,698	97
	Voltronic Power Technology Corp.	5,430	94
	Hota Industrial Manufacturing Co. Ltd.	14,979	64
			63,122
Thailand (1.6%)
	Bangkok Bank PCL	674,500	4,182
^	Charoen Pokphand Foods PCL (Foreign)	2,810,700	2,304
	CP ALL PCL (Foreign)	355,476	802
	Siam Commercial Bank PCL	190,200	801
*	PTT PCL (Foreign)	519,100	800
*	Precious Shipping PCL	2,086,777	754
	Land & Houses PCL	1,532,800	553
	Bangkok Airways PCL	870,738	335
			10,531
Turkey (0.9%)
	Akbank Turk AS	1,879,673	2,768
	Haci Omer Sabanci Holding AS (Bearer)	1,042,257	1,799
	Tupras Turkiye Petrol Rafinerileri AS	44,033	965
	KOC Holding AS	149,807	423
*,2 MLP Saglik Hizmetleri AS		57,324	157
			6,112
United Arab Emirates (0.7%)
	Union National Bank PJSC	3,659,826	3,475
	Dubai Financial Market PJSC	4,275,152	1,131
	Abu Dhabi National Oil Co. for Distribution PJSC	379,518	255
			4,861
United Kingdom (2.8%)
	Standard Chartered plc ORD	389,740	3,515
	Stanchart ORD	214,457	1,895
	Anglo American plc	77,355	1,751
*	Tullow Oil plc	557,239	1,657
	Antofagasta plc	114,474	1,503
*	KAZ Minerals plc	131,088	1,452
	Coca-Cola HBC AG	34,721	1,246
	Petrofac Ltd.	148,625	1,195
*	Bank of Cyprus Holdings plc	381,616	1,113
	O'Key Group SA GDR	242,469	484
*	Petra Diamonds Ltd.	729,849	441
*	Ophir Energy plc	727,726	414
*,2 DP Eurasia NV		200,721	410
	Hikma Pharmaceuticals plc	16,487	355
*,2 Vivo Energy plc		134,371	268
	Commercial International Bank Egypt SAE GDR	52,890	242
			17,941
United States (4.0%)
4	Vanguard FTSE Emerging Markets ETF	120,954	5,307
	Genpact Ltd.	111,094	3,375
	Millicom International Cellular SA	42,041	2,693
	Cognizant Technology Solutions Corp. Class A	26,803	2,184
*	Azul SA ADR	101,181	1,938
	Hollysys Automation Technologies Ltd.	74,250	1,723
	Cosan Ltd.	199,414	1,611
*	Flex Ltd.	102,148	1,426
	MercadoLibre Inc.	3,644	1,250

	Southern Copper Corp.			25,145	1,241
*	Yandex NV Class A			30,547	1,099
*	NXP Semiconductors NV			9,000	858
*	Kosmos Energy Ltd.			105,387	799
	Kulicke & Soffa Industries Inc.			9,154	241
*	Pampa Energia SA ADR			1,111	47
					25,792
	Total Common Stocks (Cost $556,727)				608,194
		Coupon
	Temporary Cash Investments (5.5%)[1]
	Money Market Fund (5.2%)
	5,6 Vanguard Market Liquidity Fund	2.145%		334,292	33,429

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.3%)
7	United States Treasury Bill	2.078%	11/15/18	2,050	2,038
	Total Temporary Cash Investments (Cost $35,467)				35,467
	Total Investments (99.3%) (Cost $592,194)				643,661
	Other Assets and Liabilities-Net (0.7%)6				4,626
	Net Assets (100%)				648,287

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $469,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.1% and 1.2%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, the aggregate value of these securities was $7,198,000, representing 1.1% of net assets.
3 Security value determined using significant unobservable inputs.
4 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
6 Includes $490,000 of collateral received for securities on loan.
7 Securities with a value of $1,441,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)		Appreciation
	Expiration	Contracts Notional Amount (Depreciation)
Long Futures Contracts
MSCI Emerging Markets Index	September 2018	506	27,736	133

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Emerging Markets Select Stock Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of July 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	95,223	2,693	—
Common Stocks—Other	55,717	453,944	617
Temporary Cash Investments	33,429	2,038	—
Futures Contracts—Assets[1]	134	—	—
Total	184,503	458,675	617
1 Represents variation margin on the last day of the reporting period.

Vanguard Emerging Markets Select Stock Fund

Securities in certain countries may transfer between Level 1 and Level 2 because of differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the United States. Based on values on the date of transfer, securities valued at $32,924,000 based on Level 2 inputs were transferred from Level 1 during the fiscal period.

Additionally, based on values on the date of transfer, securities valued at $44,984,000 based on Level 1 inputs were transferred from Level 2 during the fiscal period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. At July 31, 2018, the cost of investment securities for tax purposes was $592,863,000. Net unrealized appreciation of investment securities for tax purposes was $50,798,000, consisting of unrealized gains of $91,019,000 on securities that had risen in value since their purchase and $40,221,000 in unrealized losses on securities that had fallen in value since their purchase.

F. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

					Current Period Transactions
	Oct. 31,		Proceeds	Realized				July 31,
	2017		from	Net	Change in		Capital Gain	2018
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	37,394	NA1	NA1	(3)	(1)	428	—	33,429
Vanguard FTSE
Emerging Markets
ETF	7,249	12,071	14,017	242	(238)	66	—	5,307
Total	44,643			239	(239)	494	—	38,736
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Emerging Markets Select Stock Fund

Vanguard International Value Fund

Schedule of Investments (unaudited)
As of July 31, 2018

		Market
		Value
	Shares	($000)
Common Stocks (95.0%)1
Australia (1.3%)
BHP Billiton Ltd.	3,428,139	89,532
QBE Insurance Group Ltd.	6,133,207	46,056
		135,588
Belgium (0.6%)
Anheuser-Busch InBev SA/NV	638,010	64,927

Brazil (1.0%)
Cielo SA	9,250,720	35,368
BB Seguridade Participacoes SA	5,306,300	34,623
Cia de Saneamento Basico do Estado de Sao Paulo	3,054,800	20,348
Petroleo Brasileiro SA ADR	738,285	8,660
		98,999
Canada (2.5%)
Canadian Natural Resources Ltd.	2,054,300	75,486
Suncor Energy Inc.	1,764,200	74,292
Canadian National Railway Co.	518,400	46,275
National Bank of Canada	676,700	33,173
Rogers Communications Inc. Class B	648,100	33,041
		262,267
China (4.7%)
Tencent Holdings Ltd.	2,594,100	118,069
China Mobile Ltd.	9,645,000	87,127
^ Shanghai Fosun Pharmaceutical Group Co. Ltd.	14,844,000	71,008
Lenovo Group Ltd.	123,668,000	68,775
* Baidu Inc. ADR	238,200	58,878
Ping An Insurance Group Co. of China Ltd.	5,270,500	49,065
* 58.com Inc. ADR	545,515	36,691
		489,613
Denmark (0.7%)
Carlsberg Class B	437,429	52,771
* Genmab	126,150	21,614
		74,385
Finland (1.5%)
Sampo Oyj Class A	1,557,383	79,097
Nokia Oyj	13,201,731	71,655
		150,752
France (7.3%)
TOTAL SA	2,732,683	178,242
Sanofi	1,812,753	157,704
Vinci SA	817,959	82,305
Safran SA	557,997	69,194
Cie Generale des Etablissements Michelin SCA	503,822	64,700
* Ubisoft Entertainment SA	502,345	55,369
Valeo SA	1,074,489	52,652
BNP Paribas SA	793,198	51,455

ArcelorMittal	1,343,988	43,075
		754,696
Germany (4.6%)
SAP SE	998,557	116,219
* Commerzbank AG	9,209,473	99,424
Bayer AG	749,545	83,445
E.ON SE	7,248,202	81,776
Fresenius SE & Co. KGaA	516,728	39,834
Continental AG	119,902	27,632
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	109,170	24,192
		472,522
Hong Kong (2.2%)
Galaxy Entertainment Group Ltd.	10,278,000	82,806
Swire Pacific Ltd. Class A	6,451,850	70,072
CK Hutchison Holdings Ltd.	5,495,692	59,819
Li & Fung Ltd.	38,162,000	12,941
		225,638
India (2.0%)
* ICICI Bank Ltd. ADR	17,693,973	156,238
Infosys Ltd. ADR	1,477,867	29,823
* State Bank of India	4,686,752	20,098
		206,159
Indonesia (0.9%)
Bank Negara Indonesia Persero Tbk PT	119,284,300	61,340
Telekomunikasi Indonesia Persero Tbk PT ADR	1,239,068	30,382
		91,722
Ireland (0.5%)
* Ryanair Holdings plc ADR	475,254	50,092

Italy (1.2%)
Eni SPA	5,275,379	101,544
UniCredit SPA	1,135,386	20,048
		121,592
Japan (17.7%)
Sumitomo Mitsui Financial Group Inc.	3,811,500	151,270
Panasonic Corp.	8,435,300	108,386
Mitsubishi Corp.	3,537,200	98,875
Daiwa House Industry Co. Ltd.	2,624,600	95,708
East Japan Railway Co.	941,200	88,032
Ryohin Keikaku Co. Ltd.	265,200	85,120
Sumitomo Mitsui Trust Holdings Inc.	2,118,800	84,162
Makita Corp.	1,789,400	80,498
Alps Electric Co. Ltd.	2,761,300	79,659
Sumitomo Electric Industries Ltd.	4,439,000	68,286
Japan Tobacco Inc.	2,295,300	65,324
Fujitsu Ltd.	9,509,299	64,810
Takashimaya Co. Ltd.	7,429,000	62,218
Japan Post Holdings Co. Ltd.	5,473,800	60,353
Nidec Corp.	398,700	57,911
Nomura Holdings Inc.	12,169,400	57,700
Sumitomo Realty & Development Co. Ltd.	1,417,877	51,950
DeNA Co. Ltd.	2,726,500	51,424
^ Yahoo Japan Corp.	13,049,500	49,648
Omron Corp.	1,003,600	45,422
KDDI Corp.	1,491,100	41,508

Sony Corp.	738,400	39,687
Kao Corp.	520,500	38,024
Astellas Pharma Inc.	1,625,500	26,513
Honda Motor Co. Ltd.	827,700	25,270
Hitachi Ltd.	3,387,000	23,678
Teijin Ltd.	1,227,300	22,922
Toyota Motor Corp.	345,709	22,724
Hino Motors Ltd.	1,950,100	22,033
Yamato Kogyo Co. Ltd.	701,000	21,861
Daiwa Securities Group Inc.	3,414,000	19,912
Dentsu Inc.	407,600	17,115
		1,828,003
Netherlands (3.6%)
Wolters Kluwer NV	1,634,065	98,402
ING Groep NV	5,694,472	87,051
Koninklijke Ahold Delhaize NV	3,150,988	80,132
* NXP Semiconductors NV	672,400	64,107
2 ABN AMRO Group NV	1,316,998	36,449
		366,141
Norway (1.7%)
DNB ASA	3,735,270	75,216
Equinor ASA	2,121,299	56,283
Telenor ASA	2,450,373	47,934
		179,433
Other (0.4%)
3 Vanguard FTSE All-World ex-US ETF	718,406	38,320

Philippines (0.0%)
* Alliance Global Group Inc.	18,346,100	4,122

Russia (1.1%)
Gazprom PJSC ADR (London Shares)	9,420,057	42,245
* Yandex NV Class A	1,054,615	37,924
Lukoil PJSC ADR	385,850	27,678
Gazprom PJSC ADR	740,167	3,360
		111,207
Singapore (2.3%)
DBS Group Holdings Ltd.	7,736,400	152,216
Singapore Telecommunications Ltd.	35,267,900	83,233
		235,449
South Africa (0.7%)
Sanlam Ltd.	8,312,613	48,194
Mr Price Group Ltd.	1,511,361	26,962
		75,156
South Korea (2.6%)
Samsung Electronics Co. Ltd.	2,968,360	123,217
Hana Financial Group Inc.	984,207	39,572
E-MART Inc.	178,078	34,814
Samsung SDI Co. Ltd.	132,983	27,322
Shinhan Financial Group Co. Ltd.	561,096	21,888
Kia Motors Corp.	675,146	19,141
		265,954
Spain (3.1%)
Telefonica SA	8,601,559	77,290
^ Banco Santander SA	10,909,809	61,293

Banco Bilbao Vizcaya Argentaria SA	7,576,533	55,504
Red Electrica Corp. SA	2,460,609	52,153
Banco de Sabadell SA	28,956,274	48,206
Mapfre SA	7,131,176	22,380
		316,826
Sweden (1.1%)
Assa Abloy AB Class B	4,093,307	80,804
Nordea Bank AB	3,086,115	32,799
		113,603
Switzerland (5.8%)
Novartis AG	2,458,008	206,280
Roche Holding AG	627,546	154,155
Adecco Group AG	1,221,508	75,095
LafargeHolcim Ltd.	969,556	49,442
Credit Suisse Group AG	2,906,412	46,742
ABB Ltd.	1,735,240	39,833
Cie Financiere Richemont SA	360,197	31,546
		603,093
Taiwan (1.7%)
Taiwan Semiconductor Manufacturing Co. Ltd.	12,071,704	96,522
Silicon Motion Technology Corp. ADR	1,412,526	75,386
		171,908
Thailand (1.1%)
Bangkok Bank PCL	13,166,800	81,650
Kasikornbank PCL (Foreign)	4,531,800	30,676
		112,326
Turkey (0.4%)
Turkcell Iletisim Hizmetleri AS	16,438,546	43,199

United Kingdom (17.0%)
Royal Dutch Shell plc Class A (Amsterdam Shares)	4,610,818	157,934
AstraZeneca plc	1,635,922	125,928
Tesco plc	34,454,090	117,662
Prudential plc	4,981,531	117,533
BP plc	14,362,003	107,938
BP plc ADR	2,362,200	106,512
Shire plc	1,586,405	90,353
Barclays plc	35,104,764	89,300
British American Tobacco plc	1,521,192	83,624
Compass Group plc	3,649,180	78,492
Unilever plc	1,183,484	67,607
WPP plc	4,000,681	62,579
Kingfisher plc	15,757,347	61,262
ITV plc	28,019,734	60,559
* Ferguson plc	765,954	60,406
HSBC Holdings plc	5,877,471	56,285
RELX plc	2,516,568	54,830
Ashtead Group plc	1,720,602	52,822
Vodafone Group plc	19,625,425	47,945
Whitbread plc	926,618	47,601
Lloyds Banking Group plc	42,759,627	35,049
Royal Dutch Shell plc Class A (London Shares)	827,596	28,359
Johnson Matthey plc	489,304	24,107
Babcock International Group plc	2,143,115	20,089
		1,754,776

United States (3.7%)
	Accenture plc Class A			634,090	101,030
	Aon plc			511,655	73,448
	Medtronic plc			1,070,485	96,590
	RenaissanceRe Holdings Ltd.			490,975	64,735
	Signet Jewelers Ltd.			687,174	39,677
					375,480
Total Common Stocks (Cost $8,872,684)					9,793,948
		Coupon
Temporary Cash Investments (5.7%)1
Money Market Fund (5.6%)
4,5 Vanguard Market Liquidity Fund		2.145%		5,741,351	574,135

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
6	United States Treasury Bill	1.892%–1.941%	9/27/18	5,700	5,683
6	United States Treasury Bill	1.887%	10/4/18	1,800	1,794
6	United States Treasury Bill	1.982%	10/18/18	4,000	3,983
6	United States Treasury Bill	2.034%	11/15/18	3,000	2,982
					14,442
Total Temporary Cash Investments (Cost $588,549)					588,577
Total Investments (100.7%) (Cost $9,461,233)					10,382,525
Other Assets and Liabilities-Net (-0.7%)5,7					(69,846)
Net Assets (100%)					10,312,679

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $85,866,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.2% and 3.5%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, the value of this security represented 0.4% of net assets.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $90,217,000 of collateral received for securities on loan.
6 Securities with a value of $11,252,000 have been segregated as initial margin for open futures contracts.
7 Cash of 2,830,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.

International Value Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	September 2018	2,130	87,851	1,545
Topix Index	September 2018	397	61,994	(851)
S&P ASX 200 Index	September 2018	358	41,371	1,042
FTSE 100 Index	September 2018	343	34,658	359
				2,095

Unrealized appreciation (depreciation) on open futures contracts, except for Topix Index and S&P ASX 200 Index contracts, is required to be treated as realized gain (loss) for tax purposes. Unrealized appreciation (depreciation) for Topix Index and S&P ASX 200 Index futures contracts is generally treated the same for financial reporting and tax purposes.

Forward Currency Contracts
			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Bank of America, N.A.	9/26/18	EUR	74,175	USD	88,095	(984)
Bank of America, N.A.	9/19/18	JPY	6,426,436	USD	59,025	(1,353)
Toronto-Dominion Bank	9/25/18	AUD	56,125	USD	41,424	283
Barclays Bank plc	9/26/18	GBP	25,357	USD	34,074	(711)
Deutsche Bank AG	9/26/18	EUR	6,668	USD	7,827	4
Citibank, N.A.	9/19/18	JPY	657,590	USD	5,960	(59)
Barclays Bank plc	9/19/18	JPY	461,240	USD	4,228	(88)
Citibank, N.A.	9/25/18	AUD	4,611	USD	3,411	15
JPMorgan Chase Bank, N.A.	9/19/18	JPY	331,827	USD	3,046	(68)
Bank of America, N.A.	9/26/18	GBP	2,188	USD	2,891	(12)
Toronto-Dominion Bank	9/26/18	EUR	2,352	USD	2,792	(29)
JPMorgan Chase Bank, N.A.	9/26/18	GBP	1,751	USD	2,353	(49)
Bank of America, N.A.	9/25/18	AUD	1,396	USD	1,031	6
BNP Paribas	9/26/18	USD	11,077	EUR	9,399	39
Barclays Bank plc	9/19/18	USD	7,616	JPY	828,720	178
BNP Paribas	9/25/18	USD	5,816	AUD	7,848	(15)
UBS AG	9/26/18	USD	4,089	GBP	3,071	48
						(2,795)

International Value Fund

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of July 31, 2018, based on the inputs used to value them:

International Value Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,424,459	8,369,489	—
Temporary Cash Investments	574,135	14,442	—
Futures Contracts—Assets[1]	642	—	—
Futures Contracts—Liabilities[1]	(688)	—	—
Forward Currency Contracts—Assets	—	573	—
Forward Currency Contracts—Liabilities	—	(3,368)	—
Total	1,998,548	8,381,136	—
1 Represents variation margin on the last day of the reporting period.

Securities in certain countries may transfer between Level 1 and Level 2 because of differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the United States. Based on values on the date of transfer, securities valued at $119,525,000 based on Level 2 inputs were transferred from Level 1 during the fiscal period. Additionally, based on values on the date of transfer, securities valued at $137,837,000 based on Level 1 inputs were transferred from Level 2 during the fiscal period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open

International Value Fund

contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

E. At July 31, 2018, the cost of investment securities for tax purposes was $9,461,233,000. Net unrealized appreciation of investment securities for tax purposes was $921,292,000, consisting of unrealized gains of $1,485,759,000 on securities that had risen in value since their purchase and $564,467,000 in unrealized losses on securities that had fallen in value since their purchase.

F. Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

					Current Period Transactions

	Oct. 31,		Proceeds		Change in			July 31,
	2017		from	Net	Net		Capital Gain	2018
	Market	Purchases	Securities	Realized	Unrealized		Distributions	Market
	Value	at Cost	Sold	Gain (Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	503,134	NA1	NA1	(107)	63	5,440	—	574,135
Vanguard FTSE All-
World ex-US ETF	38,607	—	—	—	(287)	885	—	38,320
Total	541,741	—	—	(107)	(224)	6,325	—	612,455

1	Not applicable—purchases and sales are for temporary cash investment purposes.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD TRUSTEES EQUITY FUND

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: September 13, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TRUSTEES EQUITY FUND

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: September 13, 2018

VANGUARD TRUSTEES EQUITY FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: September 13, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.